OTHER REAL ESTATE OWNED Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2014
Other Real Estate Owned [Abstract]
Other Real Estate Owned [Table Text Block]
A summary of expenses applicable to other real estate operations for the years ended December 31, 2014, 2013 and 2012, is as follows:

	Years Ended December 31,
	2014	2013	2012
	(In Thousands)
Net loss from sales or write-downs of other real estate owned	$104	$43	$60
Other real estate expense, net of rental income	321	521	441
Expense from other real estate operations, net	$425	$564	$501